Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [Abstract]
Schedule of Name and Relationship with Related Parties	Relationship with related parties
Name of related parties	Relationship with the Group
Newlink	Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	Significantly influenced by the Group
Shenzhen Yuanwanghechu Technology Co., Ltd.*	Significantly influenced by the Controlling Shareholder

Schedule of Other Transactions between Related Parties

The following table provides the amount of energy solution revenues including discontinued operations arising from the transactions entered into with related parties in the ordinary course of the Group’s business during the years indicated:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Shenzhen Yuanwanghechu Technology Co., Ltd.	74,460	400	—
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	690	65	87
	75,150	465	87

Schedule of Balances with Related Parties	Balances with related parties
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Included in amount due from related parties (Note 9)
Shenzhen Yuanwanghechu Technology Co., Ltd.	1,206	—

Included in amount due to related parties as other payables and accruals (Note 17)
Newlink (i)	3,284	147,005
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	69	216
	3,353	147,221

Schedule of Transactions Between Related Parties

The following table sets forth the compensation information of the Group’s directors and executive officers for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	7,468	4,488	3,309
Share-based compensation	229,542	23,034	5,377
	237,010	27,522	8,686